Other income and expenses (Tables)	6 Months Ended
Jun. 30, 2019
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Summary of Other Income and Expenses

	2019	2018 Restated	2019	2018 Restated
	Jan-Jun	Jan-Jun	Apr-Jun	Apr-Jun
Pension and medical benefits—retirees	(703)	(745)	(345)	(353)
Unscheduled stoppages and pre-operating expenses	(709)	(516)	(387)	(277)
Gains / (losses) related to legal, administrative and arbitration proceedings (*)	(566)	(798)	(212)	(429)
Gains/(losses) with Commodities Derivatives	(378)	(559)	(153)	(340)
Profit sharing	(25)	(319)	(21)	(180)
Impairment	(20)	31	(27)	49
Institutional relations and cultural projects	(72)	(72)	(32)	(40)
Operating expenses with thermoelectric power plants	(73)	(51)	(39)	(25)
Health, safety and environment	(33)	(41)	(16)	(16)
Allowance for impairment of other receivables	(12)	(23)	(16)	(16)
Reclassification of cumulative translation adjustments—CTA	(34)	—	—	—
Variable compensation program	(205)	—	(106)	—
Government grants	58	41	30	17
Gains / (losses) on disposal/write-offs of assets (**)	5,042	687	4,859	(318)
Expenses/Reimbursements from E&P partnership operations	96	135	46	79
Amounts recovered from Lava Jato investigation	79	—	79	—
Voluntary Separation Incentive Plan—PDV	(85)	1	(85)	1
Gain on remeasurement of investment retained with loss of control	546	—	546	—
Equalization of expenses—Production Individualization Agreements	(9)	—	(9)	—
Ship/Take or Pay agreements	47	17	47	14
Others	(82)	118	(170)	93

Total	2,862	(2,094)	3,989	(1,741)

(*)	In 2019, it includes foreign exchange gains relating to the Class Action Settlement provision in the amount of US$ 36.
(**)	In 2019, it primarily comprises gains on the sale of TAG and distributors in Paraguay. In 2018, it mainly relates to sale of assets in the scope of the strategic alliance with Total.